Financial instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Share capital increase	$ 154,125	$ 55,137	$ 15,349
Currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable	5.00%
Currency risk | in CHF | 5% increase in foreign currencies against CHF
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, impact on earnings	$ 4,484	1,949
Currency risk | in CHF | 5% decrease in foreign currencies against CHF
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, impact on earnings	$ 4,954	$ 2,154